Commitments and contingencies	6 Months Ended	12 Months Ended
	Feb. 28, 2025	Aug. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies

15. Commitments and contingencies

In the ordinary course of operating, the Company may from time to time be subject to various claims or possible claims. Management believes that there are no claims or possible claims that if resolved would either individually or collectively result in a material adverse impact on the Company’s financial position, results of operations, or cash flows. These matters are inherently uncertain, and management’s view of these matters may change in the future.

See note 10 related to lease commitments.

15. Commitments and contingencies

In the ordinary course of operating, the Company may from time to time be subject to various claims or possible claims. Management believes that there are no claims or possible claims that if resolved would either individually or collectively result in a material adverse impact on the Company’s financial position, results of operations, or cash flows. These matters are inherently uncertain, and management’s view of these matters may change in the future.

See note 10 related to lease commitments.